BORROWINGS - Long-term (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
BORROWINGS
Long-term bank borrowings	¥ 20,879,140		¥ 16,468,489
Long-term financings associated with failed sale-leaseback transactions	27,397,438
Less: Current portion of long-term borrowings	(6,526,268)		(2,426,643)
Total long-term borrowings	18,206,905	$ 2,603,553	20,643,272
Financings associated with failed sale-leaseback transactions
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions	3,794,069		4,430,048
Less: Current portion of transactions	(1,811,610)		(1,588,232)
Other long term borrowings
BORROWINGS
Long-term financings associated with failed sale-leaseback transactions	2,724,229		¥ 3,759,610
Less: Current portion of transactions	¥ (852,655)